PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)

Common Stocks – 95.7% of Net Assets

	Australia – 1.3%
182,700	Brambles Ltd.	$1,336,531
323,020	Orica Ltd.	2,750,063

		4,086,594

	Belgium – 1.7%
119,900	Anheuser-Busch InBev S.A.	5,431,067

	Canada – 1.8%
156,500	Open Text Corp.	4,136,399
32,299	Restaurant Brands International, Inc.	1,717,661

		5,854,060

	China – 6.0%
641,700	Alibaba Group Holding Ltd.(a)	6,403,740
160,675	Prosus NV	8,359,373
35,346	Trip.com Group Ltd.(a)	955,056
387,596	Vipshop Holdings Ltd., ADR(a)	3,259,682

		18,977,851

	Denmark – 1.0%
28,100	DSV AS	3,291,842

	Finland – 0.8%
77,600	UPM-Kymmene OYJ	2,462,592

	France – 15.2%
288,905	Accor S.A.(a)	6,048,400
242,391	BNP Paribas S.A.	10,238,409
24,100	Capgemini SE	3,858,420
73,100	Danone S.A.	3,456,555
64,400	Edenred	2,966,955
9,450	Kering S.A.	4,191,534
123,898	Publicis Groupe S.A.	5,870,617
279,998	Valeo S.A.	4,230,729
195,051	Worldline S.A., 144A(a)	7,709,525

		48,571,144

	Germany – 25.6%
49,300	Adidas AG	5,667,589
52,910	Allianz SE, (Registered)	8,335,137
166,030	Bayer AG, (Registered)	7,649,750
123,800	Bayerische Motoren Werke AG	8,390,856
152,359	Continental AG	6,760,678
256,007	Daimler Truck Holding AG(a)	5,787,666
109,200	Fresenius Medical Care AG & Co. KGaA	3,076,492
294,800	Fresenius SE & Co. KGaA	6,283,721
86,100	Henkel AG & Co. KGaA	4,879,562
179,714	Mercedes-Benz Group AG, (Registered)	9,087,603

Shares	Description	Value (†)

Common Stocks – continued

	Germany – continued
77,900	SAP SE	$6,348,471
61,500	Siemens AG, (Registered)	6,011,185
756,000	thyssenkrupp AG(a)	3,203,159

		81,481,869

	Hong Kong – 1.6%
527,100	Prudential PLC	5,159,061

	India – 0.6%
229,075	Axis Bank Ltd.	2,048,259

	Ireland – 1.7%
94,238	Ryanair Holdings PLC, Sponsored ADR(a)	5,505,384

	Italy – 3.3%
6,399,800	Intesa Sanpaolo SpA	10,578,967

	Japan – 1.0%
2,400	Fujitsu Ltd.	263,164
158,600	Komatsu Ltd.	2,887,837

		3,151,001

	Korea – 1.2%
28,750	NAVER Corp.	3,829,967

	Mexico – 0.7%
392,082	Grupo Televisa SAB, Sponsored ADR	2,109,401

	Netherlands – 3.7%
121,444	EXOR NV(a)	7,793,509
268,838	Koninklijke Philips NV	4,139,162

		11,932,671

	Spain – 1.3%
88,230	Amadeus IT Group S.A.(a)	4,090,574

	Sweden – 4.3%
482,604	H & M Hennes & Mauritz AB, B Shares	4,461,723
376,103	SKF AB, B Shares	5,038,505
289,600	Volvo AB, B Shares	4,098,121

		13,598,349

	Switzerland – 9.2%
18,000	Cie Financiere Richemont S.A., (Registered)	1,699,117
1,748,139	Credit Suisse Group AG, (Registered)	6,914,906
1,225,580	Glencore PLC	6,440,438
151,621	Holcim AG, (Registered)	6,213,510
46,100	Novartis AG, (Registered)	3,514,522
10,400	Schindler Holding AG	1,614,075
12,599	Swatch Group AG (The)	2,829,714

		29,226,282

Shares	Description	Value (†)

Common Stocks – continued

	United Kingdom – 13.1%
68,800	Ashtead Group PLC	$3,089,794
601,592	CNH Industrial NV	6,733,167
91,400	Compass Group PLC	1,819,994
529,177	Informa PLC	3,024,721
239,332	Liberty Global PLC, Class A(a)	3,731,186
20,542,200	Lloyds Banking Group PLC	9,284,812
25,000	Reckitt Benckiser Group PLC	1,657,036
1,456,200	Rolls-Royce Holdings PLC(a)	1,115,232
1,167,582	Schroders PLC	5,018,634
109,106	Smiths Group PLC	1,817,376
519,400	WPP PLC	4,287,744

		41,579,696

	United States – 0.6%
5,916	Roche Holding AG	1,925,851

	Total Common Stocks (Identified Cost $429,314,295)	304,892,482

Preferred Stocks – 1.3%

	Korea – 1.3%
130,400	Samsung Electronics Co. Ltd., 2.311%, (KRW) (Identified Cost $7,333,977)	4,235,767

Principal Amount

Short-Term Investments – 2.0%
$6,217,901	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $6,218,471 on 10/03/2022 collateralized by $6,467,100 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $6,342,304 including accrued interest(b) (Identified Cost $6,217,901)	6,217,901

	Total Investments – 99.0% (Identified Cost $442,866,173)	315,346,150
	Other assets less liabilities – 1.0%	3,194,893

	Net Assets – 100.0%	$318,541,043

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of Rule 144A holdings amounted to $7,709,525 or 2.4% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022 at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,086,594	$—	$4,086,594
Belgium	—	5,431,067	—	5,431,067
China	3,259,682	15,718,169	—	18,977,851
Denmark	—	3,291,842	—	3,291,842
Finland	—	2,462,592	—	2,462,592
France	—	48,571,144	—	48,571,144
Germany	—	81,481,869	—	81,481,869
Hong Kong	—	5,159,061	—	5,159,061
India	—	2,048,259	—	2,048,259
Italy	—	10,578,967	—	10,578,967
Japan	—	3,151,001	—	3,151,001
Korea	—	3,829,967	—	3,829,967
Netherlands	7,793,509	4,139,162	—	11,932,671
Spain	—	4,090,574	—	4,090,574
Sweden	—	13,598,349	—	13,598,349
Switzerland	—	29,226,282	—	29,226,282
United Kingdom	3,731,186	37,848,510	—	41,579,696
United States	—	1,925,851	—	1,925,851
All Other Common Stocks*	13,468,845	—	—	13,468,845

Total Common Stocks	28,253,222	276,639,260	—	304,892,482

Preferred Stocks*	—	4,235,767	—	4,235,767
Short-Term Investments	—	6,217,901	—	6,217,901

Total Investments	$28,253,222	$287,092,928	$—	$315,346,150

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Banks	10.0%
Machinery	8.2
IT Services	5.9
Internet & Direct Marketing Retail	5.7
Automobiles	5.5
Media	4.8
Textiles, Apparel & Luxury Goods	4.5
Insurance	4.2
Pharmaceuticals	4.1
Capital Markets	3.8
Auto Components	3.4
Hotels, Restaurants & Leisure	3.3
Software	3.3
Metals & Mining	3.0
Health Care Providers & Services	3.0
Industrial Conglomerates	2.5
Diversified Financial Services	2.4
Household Products	2.0
Construction Materials	2.0
Other Investments, less than 2% each	15.4
Short-Term Investments	2.0

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at September 30, 2022 (Unaudited)

Euro	56.4%
British Pound	13.4
Swiss Franc	7.8
United States Dollar	7.1
Swedish Krona	4.3
South Korean Won	2.5
Hong Kong Dollar	2.3
Other, less than 2% each	5.2

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%